Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	$ 2,012	$ 1,827	$ 1,236	$ 3,838	$ 2,833
Total other comprehensive income that may be reclassified to the income statement, net of tax	475	(2,012)	345	(1,537)	1,860
Defined benefit plans, net of tax				(130)	(347)
Own credit on financial liabilities designated at fair value, net of tax				89	62
Total other comprehensive income that will not be reclassified to the income statement, net of tax	116	(155)	(1,371)	(39)	(289)
Total other comprehensive income	591	(2,166)	(1,026)	(1,576)	1,571
Total comprehensive income	2,602	(339)	209	2,263	4,404
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	2,006	1,824	1,232	3,830	2,827
Foreign currency translation, net of tax	255	(744)	261	(489)	116
Financial assets measured at fair value through other comprehensive income, net of tax	14	(102)	1	(88)	149
Cash flow hedges, net of tax	222	(1,160)	95	(937)	1,600
Cost of hedging, net of tax	(16)	(6)	(13)	(23)	(4)
Total other comprehensive income that may be reclassified to the income statement, net of tax	475	(2,012)	345	(1,537)	1,860
Defined benefit plans, net of tax	(17)	(113)	(500)	(130)	(347)
Own credit on financial liabilities designated at fair value, net of tax	118	(29)	(872)	89	62
Total other comprehensive income that will not be reclassified to the income statement, net of tax	102	(142)	(1,372)	(40)	(286)
Total other comprehensive income	576	(2,154)	(1,027)	(1,577)	1,575
Total comprehensive income	2,582	(330)	205	2,252	4,402
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	6	3	3	9	6
Foreign currency translation, net of tax	14	(12)	1	2	(4)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	14	(12)	1	2	(4)
Total comprehensive income	$ 20	$ (9)	$ 4	$ 10	$ 3